Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee grants equity-based awards to our executives on both an annual and as determined basis. Currently we do not grant stock options or stock appreciation rights and only grant RSUs and PSUs. We do not have any program, plan or practice to time annual or ad hoc grants of equity-based awards in coordination with the release of material non-public information or otherwise. In addition, we do not grant stock options or stock appreciation rights during periods in which there is material nonpublic information about our Company, including at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
●	Annual Grants. We generally make LTI grants to our NEOs and other senior management on an annual basis. As part of its standing agenda, the Committee approves annual grants of equity-based awards to our executives at its regularly scheduled meeting in July of each year. The Committee has continued to refine its process for determining the date for the annual grant of equity awards, with the intent of insulating the choice of date from any market influences that might affect the decision at a given time. Accordingly, for Fiscal 2025, the Committee determined in advance that grants would be awarded on August 15, 2024, using the fair market value at the close of trading on August 15, 2024. Mr. Bersaglini’s annual award occurred on September 1, 2024 (using the closing price of August 30, 2024), as his start date was August 26, 2024.
●	Special or One-Time Grants. The Committee retains the discretion to make additional awards to executives at other times relating to the initial hiring of a new officer, for recognition or retention purposes or otherwise. Messrs. Bersaglini and Hamadi received sign-on awards in Fiscal 2025.

Award Timing Method	The Committee grants equity-based awards to our executives on both an annual and as determined basis. Currently we do not grant stock options or stock appreciation rights and only grant RSUs and PSUs. We do not have any program, plan or practice to time annual or ad hoc grants of equity-based awards in coordination with the release of material non-public information or otherwise. In addition, we do not grant stock options or stock appreciation rights during periods in which there is material nonpublic information about our Company, including at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have any program, plan or practice to time annual or ad hoc grants of equity-based awards in coordination with the release of material non-public information or otherwise.
MNPI Disclosure Timed for Compensation Value	false